UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson

Assistant Secretary

Thrivent Series Fund, Inc.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: December 31

Date of reporting period: March 29, 2019

Item 1. Schedule of Investments

MONEY MARKET PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (87.0%)[a]	Value
	Federal Agricultural Mortgage Corporation
$1,570,000	2.300 , 4/12/2019	$1,568,617
1,360,000	2.436% (LIBOR 1M + -0.050%), 6/25/2019[b]	1,360,000
1,600,000	2.530% (FEDL 1M + 0.120%), 2/26/2020[b]	1,600,000
	Federal Farm Credit Bank
400,000	2.460 , 4/15/2019	399,563
1,810,000	2.420% (FEDL 1M + 0.010%), 4/24/2019[b]	1,809,988
915,000	2.525% (USBMMY 3M + 0.100%), 7/3/2019[b]	914,988
4,475,000	2.402% (LIBOR 1M + -0.090%), 7/12/2019[b]	4,474,745
1,820,000	2.410% (FEDL 1M FLAT), 8/8/2019[b]	1,819,602
1,600,000	2.404% (LIBOR 1M + -0.095%), 9/13/2019[b]	1,599,964
1,800,000	2.666% (LIBOR 1M + 0.180%), 10/24/2019[b]	1,802,178
1,410,000	2.543% (LIBOR 1M + 0.050%), 2/10/2020[b]	1,410,927
1,520,000	2.530% (FEDL 1M + 0.120%), 2/18/2020[b]	1,519,933
1,570,000	2.550% (FEDL 1M + 0.140%), 3/23/2020[b]	1,570,293
2,350,000	2.509% (LIBOR 1M + 0.010%), 6/29/2020[b]	2,350,000
950,000	2.428% (LIBOR 1M + -0.060%), 7/20/2020[b]	949,274
1,830,000	2.492% (LIBOR 1M + 0.010%), 8/19/2020[b]	1,829,256
1,425,000	2.535% (USBMMY 3M + 0.110%), 12/28/2020[b]	1,424,755
	Federal Home Loan Bank
2,585,000	2.375%, 4/3/2019	2,584,317
490,000	2.390%, 4/4/2019	489,837
3,475,000	2.411%, 4/10/2019	3,472,440
1,775,000	2.392%, 4/11/2019	1,773,585
2,725,000	2.404%, 4/12/2019	2,722,635
1,925,000	2.419%, 4/17/2019	1,922,672
200,000	2.387% (LIBOR 1M + -0.095%), 4/18/2019[b]	199,997
6,634,000	2.417%, 4/22/2019	6,623,754
3,290,000	2.434%, 4/24/2019	3,284,438
1,620,000	2.450%, 4/25/2019	1,617,133
1,590,000	2.435%, 4/26/2019	1,587,096
1,640,000	2.460%, 4/29/2019	1,636,638
2,175,000	2.421%, 5/1/2019	2,170,319
3,255,000	2.407%, 5/3/2019	3,247,600
5,225,000	2.419%, 5/8/2019	5,211,309
670,000	2.400%, 5/10/2019	668,169
1,325,000	2.415%, 5/13/2019	1,321,089
2,340,000	2.420% (SOFRRATE + -0.010%), 5/13/2019[b]	2,339,913
200,000	2.420%, 5/15/2019	199,381
1,410,000	2.435%, 5/16/2019	1,405,518
1,635,000	2.425%, 5/22/2019	1,629,163
2,510,000	2.431%, 5/24/2019	2,500,678
448,000	2.430%, 5/29/2019	446,186
440,000	2.430%, 6/21/2019	437,535
3,580,000	2.481% (LIBOR 3M + -0.270%), 7/30/2019[b]	3,579,979
1,600,000	2.408% (LIBOR 1M + -0.085%), 9/9/2019[b]	1,600,000

Principal Amount	U.S. Government Agency Debt (87.0%)[a]	Value
$1,160,000	2.400% (LIBOR 1M + -0.090%), 12/27/2019[b]	$1,159,349
1,400,000	2.411% (LIBOR 1M + -0.070%), 2/7/2020[b]	1,399,492
1,200,000	2.540% (SOFRRATE + 0.110%), 6/10/2020[b]	1,200,000
1,560,000	2.499% (LIBOR 1M FLAT), 10/26/2020[b]	1,560,000
	Federal Home Loan Mortgage Corporation
1,730,000	2.430% (SOFRRATE FLAT), 4/10/2019[b]	1,730,000
1,375,000	2.400%, 4/17/2019	1,373,350
630,000	2.490%, 5/20/2019	627,778
1,640,000	2.387% (LIBOR 1M + -0.095%), 6/19/2019[b]	1,640,000
1,770,000	2.440% (SOFRRATE + 0.010%), 7/9/2019[b]	1,770,000
	Federal National Mortgage Association
445,000	2.440%, 6/19/2019	442,557
1,250,000	2.530% (SOFRRATE + 0.100%), 4/30/2020[b]	1,250,000
	Overseas Private Investment Corporation
835,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	835,000
1,860,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,860,000
2,500,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	2,500,000
2,614,464	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	2,614,464
1,630,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,630,000
1,368,421	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,368,421
695,780	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	695,780
1,269,740	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,269,740
3,700,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	3,700,000
1,578,947	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,578,947
2,000,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	2,000,000
1,380,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,380,000
1,760,000	2.440% (T-BILL 3M + 0.070%), 4/5/2019[b]	1,760,000
2,600,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	2,600,000
1,327,452	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,327,452
1,300,000	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,300,000
1,538,040	2.440% (T-BILL 3M FLAT), 4/5/2019[b]	1,538,040
1,430,000	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	1,430,000
2,683,800	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	2,683,800
2,000,000	2.450% (T-BILL 3M FLAT), 4/5/2019[b]

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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MONEY MARKET PORTFOLIO

Schedule of Investments as of March 29, 2019

(unaudited)

Principal Amount	U.S. Government Agency Debt (87.0%)[a]	Value
$201,177	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	$201,177
1,491,966	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	1,491,966
480,420	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	480,420
2,700,000	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	2,700,000
1,577,358	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	1,577,358
2,366,038	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	2,366,038
2,901,105	2.450% (T-BILL 3M FLAT), 4/5/2019[b]	2,901,105
1,550,000	2.570%, 5/17/2019	1,584,700
1,035,000	2.660%, 7/7/2019	1,054,898
1,050,000	2.980%, 11/13/2019	1,061,613
1,200,000	3.010%, 11/13/2019	1,213,406
1,690,000	3.010%, 11/20/2019	1,707,906
1,450,000	2.840%, 2/19/2020	1,454,321
	U.S. Department of Housing and Urban Development
670,000	1.880%, 8/1/2019	668,594

	Total	153,763,136

Principal Amount	U.S. Treasury Debt (12.5%)[a]	Value
	U.S. Treasury Bills
1,570,000	2.351%, 4/4/2019	1,569,487
3,275,000	2.386%, 4/11/2019	3,272,395
1,760,000	2.401%, 4/18/2019	1,757,770
2,640,000	2.435%, 4/23/2019	2,635,714
1,680,000	2.445%, 4/25/2019	1,677,033
1,750,000	2.401%, 4/30/2019	1,746,382
	U.S. Treasury Notes
1,740,000	2.485% (USBMMY 3M + 0.060%), 7/31/2019[b]	1,740,251
1,310,000	2.458% (USBMMY 3M + 0.033%), 4/30/2020[b]	1,309,896
1,790,000	2.468% (USBMMY 3M + 0.043%), 7/31/2020[b]	1,789,468
2,550,000	2.470% (USBMMY 3M + 0.045%), 10/31/2020[b]	2,547,727
1,790,000	2.540% (USBMMY 3M + 0.115%), 1/31/2021[b]	1,789,305

	Total	21,835,428

	Total Investments (at amortized cost) 99.5%	$175,598,564

	Other Assets and Liabilities, Net 0.5%	811,858

	Total Net Assets 100.0%	$176,410,422

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of March 29, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U.S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U.S. Treasury Bill Rate 3 Month Money Market Yield

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 29, 2019, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	153,763,136	–	153,763,136	–
U.S. Treasury Debt	21,835,428	–	21,835,428	–

Total Investments at Amortized Cost	$175,598,564	$–	$175,598,564	$–

There were no significant transfers between Levels during the period ended March 29, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of March 29, 2019

(unaudited)

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.

3

Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 30, 2019	THRIVENT SERIES FUND, INC.

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 30, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: May 30, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)